Average Annual Total Returns - FidelityGovernmentMoneyMarketFund-ClassSPRO - FidelityGovernmentMoneyMarketFund-ClassSPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Class S - Return Before Taxes
	Jun. 29, 2023
Average Annual Return:
Past 1 year	1.31%
Since Inception	1.21%	[1]

[1]	A From December 2, 2021